Commitments	3 Months Ended
Jan. 31, 2023
Commitments [Abstract]
Commitments
11.	Commitments

a.	On November 1, 2020 (as amended on May 12, 2021), the Company entered into an agreement to acquire the rights, title, and interest in certain patents and patent applications in exchange for entering into a consulting services agreement with the consultant. The consultant will become the Company’s scientific consultant and will be compensated with a monthly fee of $5,000 starting on February 1, 2021. The Company is to issue the consultant 16,000 common shares in equal instalments, at the end of each quarter, commencing with the ending of the first complete quarter after the date on which the Canadian Securities Exchange (“Listing Date”) has provided its final approval to the Company’s change of business, over a period of three years. The Company is to also grant the consultant 16,000 stock options which will be exercisable at $5.55 per common share (granted). The stock options will vest in equal parts at the end of each quarter commencing with the ending of the first complete quarter after the Listing Date, over a period of three years. During the three months ended January 31, 2023, the Company recognized share-based compensation of $6,549 (2021 - $nil) related to the RSU reserve pursuant to the agreement. As of January 31, 2023, the Company has issued 2,667 (2021 – $nil) common shares pursuant to the agreement.

b.	Effective January 1, 2022, the Company entered into advisory agreements with three advisors of the Company, whereby the Company agreed to issue each consultant 666 RSU’s at the end of each month commencing January 31, 2022, for an initial term of 12 months. During the three months ended January 31, 2023, the Company recognized share-based compensation of $30,280 related to RSU’s. As of January 31, 2023, a total of 26,000 shares are issuable to the 3 advisors in consideration for 13 months of services.

c.	On March 1, 2022, the Company entered into an advisory agreement with a consultant, whereby the Company agreed to pay the consultant ILS 20,000 ($7,752) and 666 RSU’s per month for a period of 12 months. During the three months ended January 31, 2023, the Company recognized share-based compensation of $10,093 related to RSU’s. As of January 31, 2023, a total of 7,333 shares are issuable to the advisor in consideration for 11 months of services.

d.	On March 14, 2022, the Company entered an agreement with a consultant, whereby the Company agreed to issue the consultant RSU’s equivalent to US$10,000 per month for a period of three months. The term is automatically renewed unless terminated by the Company with three days’ written notice within the initial term or thirty days in a subsequent term. From January 1, 2023, the agreement was amended to $5,000 per month. His agreement is still in effect. During the three months ended January 31, 2023, the Company recognized share-based compensation of $33,631 related to RSU’s. As of January 31, 2023, a total of 6,774 shares are issuable to the advisor in consideration for 10 months of services.

e.	On May 23, 2022, the Company entered an agreement with a consultant, whereby the Company agreed to issue the consultant RSU’s equivalent to US$10,000 per month for a period of three months. The term is automatically renewed unless terminated by the Company with three days’ written notice within the initial term or thirty days in a subsequent term. During the three months ended January 31, 2023, the Company recognized share-based compensation of $40,283 related to RSU’s.